Debt - Debt Balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Total debt	$ 419	$ 172,224
Less current portion	0	(400)
Total long-term debt	419	171,824
Senior Secured Credit Agreement, due February 2023 | Secured debt
Debt Instrument [Line Items]
Total debt	419	13,059
Senior Secured Credit Agreement, due February 2023 | Secured debt | Other long term assets
Debt Instrument [Line Items]
Debt issuance fees	$ 313	595
Senior Secured Credit Agreement, due February 2023 | Secured debt | Prime
Debt Instrument [Line Items]
Basis spread on variable interest rate	2.00%
Senior Secured Credit Agreement, due February 2023 | Secured debt | LIBOR
Debt Instrument [Line Items]
Basis spread on variable interest rate	2.75%
Second Lien Credit Agreement, due May 2023 | Secured debt
Debt Instrument [Line Items]
Total debt	$ 0	$ 39,920
Interest rate		12.375%
Principal amount		$ 40,000
Paid-in-kind interest		1,374
Series B-3 Convertible Notes, due August 2023 | Convertible debt
Debt Instrument [Line Items]
Total debt	0	$ 89,037
Interest rate		10.00%
Principal amount		$ 95,000
Paid-in-kind interest		7,176
Series B-4 Convertible Notes, due August 2023 | Convertible debt
Debt Instrument [Line Items]
Total debt	0	$ 24,884
Interest rate		10.00%
Principal amount	25,000
Paid-in-kind interest		$ 1,549
Series B Convertible Notes, due August 2023 | Convertible debt
Debt Instrument [Line Items]
Total debt	0	$ 4,924
Interest rate		10.00%
Principal amount		$ 5,000
Paid-in-kind interest		371
Note payable | Note payable
Debt Instrument [Line Items]
Total debt	$ 0	$ 400